OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Deposit for business acquisitions	$ 12,324,583
Deposit for set-up of research center	86,007
Others	814,615	261,889
Allowance for doubtful accounts	(42,676)	(29,571)	$ (13,830)
Total other receivables, net	$ 13,182,529	$ 232,318